ACCOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities	$2,408	$2,360
Loans and notes payable	2,412	2,765
Derivative liabilities	104	356
Deferred revenue	384	367
Lease liabilities(1)	177	37
Other liabilities	14	10
Total accounts payable and other liabilities	$5,499	$5,895
(1)See Note 17, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.